Other Real Estate Acquired in Settlement of Loans - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of real estate and other assets acquired in settlement of loans
Total	$ 14,905	$ 15,737	$ 16,693
Less valuation allowance for other real estate owned	(2,614)	(2,956)	$ (3,002)	$ (3,221)
Total other real estate and repossessed assets	12,291	12,781
Commercial
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	920	1,155
Residential real estate | Mortgages
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	201	230
Commercial real estate | Construction
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	10,986	11,553
Commercial real estate | Mortgages
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	$ 2,798	$ 2,799